Shareholder's Equity (Details)			12 Months Ended
	Apr. 21, 2022 USD ($) $ / shares shares	Feb. 02, 2021 CNY (¥) shares	Dec. 31, 2021 USD ($) $ / shares shares	Dec. 31, 2021 CNY (¥) shares	May 08, 2021 shares	Feb. 02, 2021 $ / shares	Dec. 31, 2020 $ / shares	Oct. 13, 2020 $ / shares	Dec. 31, 2019 $ / shares shares	Aug. 28, 2019 shares
Shareholder's Equity (Details) [Line Items]
Ordinary shares issued and outstanding			3,896,861
Ordinary shares			7,188,661
Converted into ordinary shares			24,425
Share incentive plan			6,030,670
Ordinary share conversion			499,892
Underwritten public offering shares			4,938,271
Net Proceeds (in Yuan Renminbi) | ¥				¥ 111,559
Other offering expenses (in Dollars) | $			$ 18,244
Company issued earn-out shares					2,000,000
Warrants outstanding				10,352,236
Warrants issued		5,679,011
Exercisable ordinary share (in Dollars per share) | $ / shares							$ 11.5
Public warrants				5 years
Warrant price per share (in Dollars per share) | $ / shares			$ 0.01
Last sale price (in Dollars per share) | $ / shares			16.5
Warrants purchase price | ¥		¥ 4,938,271
Warrants shares		740,740
Offering price per share (in Dollars per share) | $ / shares	$ 0.002							$ 0.0001
New warrants share		11,211
Purchase of shares										33,002
Ordinary Shares [Member]
Shareholder's Equity (Details) [Line Items]
Ordinary share authorized				500,000,000
Ordinary share par value (in Dollars per share) | $ / shares			0.0001
Warrant [Member]
Shareholder's Equity (Details) [Line Items]
Warrants outstanding				4,673,225
Exercisable price (in Dollars per share) | $ / shares						$ 4.05
Offering price per share (in Dollars per share) | $ / shares						$ 0.01
Purchase of shares									300,000
IPO [Member]
Shareholder's Equity (Details) [Line Items]
Exercisable price (in Dollars per share) | $ / shares									$ 11.5
Class A Ordinary Shares [Member]
Shareholder's Equity (Details) [Line Items]
Ordinary share authorized				400,000,000
Ordinary share par value (in Dollars per share) | $ / shares			0.0001
Ordinary shares		4,938,271
Class B Ordinary Shares [Member]
Shareholder's Equity (Details) [Line Items]
Ordinary share authorized				100,000,000
Ordinary share par value (in Dollars per share) | $ / shares			$ 0.0001
Forecast [Member]
Shareholder's Equity (Details) [Line Items]
Ordinary shares issued and outstanding	194,843
Ordinary shares	359,433
Converted into ordinary shares	1,221
Share incentive plan	301,534
Ordinary share conversion	24,995
Underwritten public offering shares	246,914
Company issued earn-out shares	100,000
Warrants outstanding	517,612
Warrants issued	283,951
Exercisable ordinary share (in Dollars per share) | $ / shares	$ 230
Last sale price (in Dollars per share) | $ / shares	$ 330
Warrants purchase price | $	$ 246,914
Warrants shares	37,037
Purchase of shares	1,650
Forecast [Member] | Ordinary Shares [Member]
Shareholder's Equity (Details) [Line Items]
Ordinary share authorized	25,000,000
Ordinary share par value (in Dollars per share) | $ / shares	$ 0.002
Forecast [Member] | Warrant [Member]
Shareholder's Equity (Details) [Line Items]
Warrants outstanding	233,661
Exercisable price (in Dollars per share) | $ / shares	$ 81
Offering price per share (in Dollars per share) | $ / shares	$ 0.2
Purchase of shares	15,000
Forecast [Member] | IPO [Member]
Shareholder's Equity (Details) [Line Items]
Exercisable price (in Dollars per share) | $ / shares	$ 230
Forecast [Member] | Class A Ordinary Shares [Member]
Shareholder's Equity (Details) [Line Items]
Ordinary share authorized	20,000,000
Ordinary share par value (in Dollars per share) | $ / shares	$ 0.002
Ordinary shares	246,914
Forecast [Member] | Class B Ordinary Shares [Member]
Shareholder's Equity (Details) [Line Items]
Ordinary share authorized	5,000,000
Ordinary share par value (in Dollars per share) | $ / shares	$ 0.002